Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories other than work in progress
Inventories stated at net realizable value	$ 395	$ 368
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	87	115
Raw materials and consumables	3,851	3,072
Work in progress	529	451
Finished goods	1,837	1,537
Goods purchased for resale	308	224
Inventories	$ 6,612	$ 5,399